As filed with the Securities and Exchange Commission on January 26, 1999

             1933 Act File No. 33-43321; 1940 Act File No. 811-6441
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                    __X__

         Pre-Effective Amendment No.____                            _____

         Post-Effective Amendment No._12_                           __X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                      __X__

         Amendment No._13_


                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                                William M. Lyons
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        -----------------------------------------------------------------
                    (Name and address of Agent for service)

         Approximate Date of Proposed Public Offering: February 28, 1999

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
__X__ 60 days after filing pursuant to paragraph (a) of Rule 485
_____ on (date) pursuant to paragraph (a) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Form 24F-2 Notice for the fiscal year ending December 31, 1997, was filed on February 24, 1998.
================================================================================

[american century logo(reg.sm)]
American
Century

PROSPECTUS

MARCH 29, 1999
--------------------------------------------------------------------------------

INTERNATIONAL BOND

INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete.

Distributed by Funds Distributor, Inc.






Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find

o The fund's primary investments and risks
o A description of who may or may not want to invest in the fund
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.











TABLE OF CONTENTS

An Overview of the Fund............................................2

Fees and Expenses..................................................3

Information about the Fund.........................................4

Basics of Fixed Income Investing..................................12

Management........................................................15

Investing with American Century...................................18

Share Price and Distributions.....................................21

Taxes.............................................................22

Multiple Class Information........................................22

Financial Highlights..............................................23

At Your Service...................................................22

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENTS AND RISKS?

The fund invests most of its assets in high-quality  DEBT  SECURITIES  issued by
foreign   corporations   and   governments.   The  advisor  expects  the  fund's
dollar-weighted average maturity to range from two to ten years.

The fund's primary investment risks include

o        interest rate risk
o        currency risk
o        political and economic risk
o        market and trading risk

Additional important information about the funds' investment strategies and risks begins on page 4.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you

>> Want to diversify your investments beyond United States-dollar denominated securities and interest rate exposure

>> Want to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

>>  Are comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

>>  Looking exclusively for current income

>>  Unable to tolerate the risk of investing in foreign securities

>>  Unable to tolerate rapid fluctuations in the value of your investment

>>  Looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


**********END LEFT MARGIN CALLOUTS








FEES AND EXPENSES

There are no sales loads or fees or other charges

>> to buy fund shares directly from American Century

>> to reinvest dividends in additional shares

>> to exchange into the Investor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Management Fee   Distribution and         Other          Total Annual Fund
                                           Service (12b-1) Fees     Expenses       Operating Expenses
------------------------- ---------------- ------------------------ -------------- -----------------------
International Bond        0.84%            None                     0.03%          0.87%
------------------------- ---------------- ------------------------ -------------- -----------------------

EXAMPLE

The example in the table below is intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:

                      1 year             3 years             5 years             10 years
--------------------- ------------------ ------------------- ------------------- -------------------
International Bond    $89                $277                $481                $1069
--------------------- ------------------ ------------------- ------------------- -------------------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







INFORMATION ABOUT THE FUND

INTERNATIONAL BOND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.

HOW DOES THE FUND IMPLEMENT ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, nondollar-denominated foreign government and foreign corporate DEBT SECURITIES.

The subadvisor selects the fund's investments by using a combination of fundamental research and bond and currency valuation models.

o Economic/Political Fundamentals. The subadvisor evaluates each country's economic climate and political discipline for controlling deficits and inflation.

o Expected Return. Using economic forecasts, the subadvisor projects the expected return for each country.

o Relative Value. By contrasting expected risks and returns for investments in each country, the subadvisor selects those countries expected to produce the best return at reasonable risk.

Normally, the fund will only purchase bonds denominated in foreign currencies. The fund will not hedge back to the dollar.

The weighted average maturity of the fund is expected to be between two and 10 years.

Additional information about International Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

A HIGH QUALITY DEBT SECURITY is one that has been determined to be among the top half of investment grade. This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their two highest rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.

**********END LEFT MARGIN CALLOUTS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

As with all funds, at any given time the value of your shares of International Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

International Bond invests primarily in foreign securities, which involves greater risks than investing in U.S. securities. These risks are summarized below.

o Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of International Bond is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country here investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

o Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable. This could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund.

o Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

In summary, International Bond is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.








FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

                  1998                      17.87
                  1997                     - 5.88
                  1996                       6.38
                  1995                      24.40
                  1994                       1.52
                  1993                      11.79

HIGHEST AND LOWEST QUARTERLY RETURNS

The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

                  Highest                   4.77     2Q1995
                  Lowest                  - 1.38     1Q1996

AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included for performance comparison.

For the calendar year ended December 31, 1998           1 year         5 years        Life of Fund*
-----------------------------------------------------------------------------------------------------
International Bond                                      17.87%         8.37%          8.65%
J.P. Morgan Global Traded Government Bond Index**       18.49%         9.61%          9.31%

*  The inception date for the fund is January 7, 1992.
** Without U.S. and 15% weighting in Japan.

**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you understand how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

*   For current  performance  information,  including yields,  please call us at
    1-800-345-2021    or    visit    American     Century's    Web    site    at
    www.americancentury.com

**********END LEFT MARGIN CALLOUTS






BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

>>  determining which securities help a fund meet its maturity requirements

>>  identifying securities that satisfy a fund's credit quality requirements

>> evaluating the current economic conditions and assessing the risk of inflation

>> evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                          Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
------------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A           $100,000                       25%                    1,000 days              250 days
Debt Security B           $300,000                       75%                    10,000 days             7500 days
WEIGHTED AVERAGE MATURITY                                                                               7750 DAYS

TYPES OF RISK

The basic types of risk that the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS






When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price    Price after 1% increase    Change in price
------------------ ---------------- -------------------------- -----------------
1 year                     $100.00                     $99.06             -0.94%
3 years                     100.00                      97.38             -2.62%
10 years                    100.00                      93.20             -6.80%
30 years                    100.00                      88.69            -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------------- -----------------------------------------------------------------------
                INVESTMENT GRADE                                            NON-INVESTMENT GRADE
-------------------------------------------------- -----------------------------------------------------------------------
                      A-1                     A-2      A-3
                      P-1                     P-2      P-3
                    MIG-1                   MIG-2    MIG-3
                     SP-1                    SP-2     SP-3
          AAA          AA           A         BBB        BB             B         CCC          CC           C           D
-------------- ----------- --------------------------------- ------------- ----------- ----------- ----------- -----------
****International Bond****
-------------------------- --------------------------------- ------------- ----------- ----------- ----------- -----------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." For a complete description of the ratings system, see "Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

*   Credit quality may be lower when the issuer has

o a high debt level
o a short operating history
o a senior level of debt
o a difficult, competitive environment

* The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS


The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.








MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than half of the trustees are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of the fund. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 1998
-----------------------------------------------------------------------------
---------------------------------------------------------- ------------------
International Bond                                            0.87%






THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan Investment Management Inc., a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

DAVID SCHROEDER
Mr. Schroeder, Vice President and Senior Portfolio Manager, supervises the American Century International Bond Funds team. He has been a member of the International Bond team since June 1997. Mr. Schroeder joined American Century in 1990 as a portfolio manager. He has a bachelor of arts from Pomona College.

DETLER SCHLICHTER
Mr. Schlichter, Vice President, JPMIM, is a fixed income Senior Portfolio Manager. He joined J.P. Morgan & Co., Frankfurt, in 1990 and has worked at JPMIM London as a Portfolio Manager since April 1996He has a bachelor's degree and an MBA from the University of Bochum.

DOMINIC PEGLER
Mr. Pegler, Vice President, JPMIM, is a fixed income Portfolio Manager. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. He has a bachelor's degree and an MBA in economics from the London School of Economics.


**********LEFT MARGIN CALLOUTS

*    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
BY TELEPHONE                       OPEN AN ACCOUNT                                MAKE ADDITIONAL INVESTMENTS
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
                                   shares from another American Century           bank account.
Corporate; Not-For-Profit;         account. (This service is not
Foundations; Endowments; SEP-,     available if you have chosen to do             SELL SHARES
SARSEP- and SIMPLE-IRA; and        business in writing only.)                     Call an Investor Services Representative.
403(b) Services
1-800-345-3533                     EXCHANGE SHARES
                                   Call us or use our Automated
Automated Information Line         Information Line if you have
1-800-345-8765                     authorized us to accept telephone
                                   instructions.

---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
BY MAIL OR FAX                     OPEN AN ACCOUNT                                MAKE ADDITIONAL INVESTMENTS
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   EXCHANGE SHARES                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  SELL SHARES
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
ONLINE                             OPEN AN ACCOUNT                                MAKE ADDITIONAL INVESTMENTS
www.americancentury.com            If you are a current investor, you             Make an additional investment into an
                                   can open an account by exchanging              established American Century account if you
                                   shares from another American Century           have authorized us to invest from your bank
                                   account. (This service is not                  account.
                                   available if you have chosen to do
                                   business in writing only.)                     SELL SHARES
                                                                                  Not available.
                                   EXCHANGE SHARES
                                   Exchange shares from another American Century
                                   account.







A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
BY WIRE                          OPEN AN ACCOUNT                                  MAKE ADDITIONAL INVESTMENTS
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By mail" section and
                                 give your bank the following                     SELL SHARES
                                 information:                                     You can receive redemption proceeds by
o    Please remember that        o        Our bank information:                   wire  or electronic transfer.  (This
     if you request                       Commerce Bank N.A.                      service is not available if you have
     redemptions by wire, $10             Routing No. 101000019                   chosen to do business in writing only.)
     will be deducted from the            Account No. 2804918
     amount redeemed. Your       o        The fund name
     bank also may charge a      o        Your American Century account number*
     fee.                        o        Your name
                                                                                  EXCHANGE SHARES
                                 *For additional investments only                 Not applicable.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
AUTOMATICALLY                    OPEN AN ACCOUNT                                  MAKE ADDITIONAL INVESTMENTS
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 EXCHANGE SHARES                                  of shares on a regular basis. You must invest
                                 Send us written instructions to set up           at least $600 per year per account.
                                 an automatic exchange of your shares
                                 from one American Century account to             SELL SHARES
                                 another.                                         If you have at least $10,000 in your account,
                                                                                  sell shares automatically by establishing a
                                                                                  Check-A-Month or an Automatic Redemption.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
IN PERSON                        If you prefer to handle your  transactions in person,  visit one of our Investor
                                 Centers  listed  below.  A  representative  can help you open an  account,  make additional investments and sell or exchange shares.

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday-Friday      8 a.m. to 6 p.m., Monday-Friday
                                                                         8 a.m. to noon, Saturday

                                 1665 Charleston Road                    9445 East County Line Road, Suite A
                                 Mountain View, California               Englewood, Colorado 80112
                                 8 a.m. to 5 p.m., Monday-Friday         8 a.m. to 6 p.m., Monday-Friday
                                                                         8 a.m. to noon, Saturday

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------








MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account the minimum investments are as follows:
-------------------------------------------------------------------------------
Individual or Joint                                             $2,500
Traditional IRA                                                 $1,000
Roth IRA                                                        $1,000
Education IRA                                                     $500
UGMA/UTMA                                                       $2,500
403(b)                                                      No minimum

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly, although it may elect to not pay a distribution in a given quarter. The fund may decide not to pay a distribution if, for example, net currency losses exceed net investment income. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Distributions discussed in this Prospectus means income and realized securities gain distributions. The fund does not expect to make return of capital distributions.

**********END LEFT MARGIN CALLOUTS






TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received and capital gains they have generated through their investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of distribution              Tax rate for 15% bracket             Tax rate for 28% bracket or above
-------------------------- ---------------------------------------- -----------------------------------------
Short-term capital gains            Ordinary income rate                      Ordinary income rate
Long-term capital gains                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    BUYING A DIVIDEND
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS







MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.







FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

The table also includes some key statistics for the period

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.







INTERNATIONAL BOND

FOR A SHARE OUTSTANDING THROUGHOUT THEYEARS ENDED DECEMBER 31
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
   In Excess of Net Realized Gains.........
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
   Total Distributions.....................
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
TOTAL RETURN(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets.................................
Ratio of Net Investment Income to Average
Net Assets.................................
Portfolio Turnover Rate....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.










AT YOUR SERVICE

MAKE TRANSACTIONS ONLINE ANYTIME

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

EXPAND YOUR INVESTMENT OPTIONS WITH AMERICAN CENTURY BROKERAGE

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

SEND YOUR DISTRIBUTIONS STRAIGHT TO THE BANK

It will save you time and a trip to the bank. If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. Call an Investor Services Representative for more information.

CHECK OUT OUR LIBRARY

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYIs, a series of one-page resources that clearly and quickly explains a variety of financial subjects.
To request one of these articles, call an Investor Services Representative.

FUND REFERENCE
                          Fund Code        Ticker          Newspaper Listing
----------------------------------------------------------------------------
International Bond        992              BEGBX           IntlBnd







More information about the fund is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

o    In person             SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
o    On the internet       www.sec.gov.
o    By mail               SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate; Not-For-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP- and SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-6441

[american century logo(reg.sm)]
American
Century

PROSPECTUS

MARCH 29, 1999
--------------------------------------------------------------------------------

INTERNATIONAL BOND

ADVISOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find

o The fund's primary investments and risks
o A description of who may or may not want to invest in the fund
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.











TABLE OF CONTENTS

An Overview of the Fund....................................................2

Fees and Expenses..........................................................3

Information about the Fund.................................................4

Basics of Fixed Income Investing..........................................12

Management................................................................15

Investing with American Century...........................................18

Share Price and Distributions.............................................21

Taxes.....................................................................22

Multiple Class Information................................................22

Financial Highlights......................................................23

Performance Information of Other Class....................................22

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENTS AND RISKS?

The fund invests most of its assets in high-quality  DEBT  SECURITIES  issued by
foreign   corporations   and   governments.   The  advisor  expects  the  fund's
dollar-weighted average maturity to range from two to ten years.

The fund's primary investment risks include

o        interest rate risk
o        currency risk
o        political and economic risk
o        market and trading risk

Additional important information about the funds' investment strategies and risks begins on page 4.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you

>> Want to diversify your investments beyond United States-dollar denominated securities and interest rate exposure

>> Want to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

>>  Are comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

>>  Looking exclusively for current income

>>  Unable to tolerate the risk of investing in foreign securities

>>  Unable to tolerate rapid fluctuations in the value of your investment

>>  Looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


**********END LEFT MARGIN CALLOUTS








FEES AND EXPENSES

There are no sales loads or fees or other charges

>> to buy fund shares directly from American Century

>> to reinvest dividends in additional shares

>> to exchange into the Advisor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                            Management Fee   Distribution and         Other          Total Annual Fund
                                                             Service (12b-1) Fees1    Expenses       Operating Expenses
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
International Bond                          0.59%            0.50%                    0.03%          1.12%
------------------------------------------- ---------------- ------------------------ -------------- -----------------------

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

EXAMPLE

The example in the table below is intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:

                                             1 year             3 years             5 years             10 years
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
International Bond                           $114               $355                $615                $1,356
-------------------------------------------- ------------------ ------------------- ------------------- -------------------

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*   Use this  example to  compare  the costs of  investing  in other  funds.  Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







INFORMATION ABOUT THE FUND

INTERNATIONAL BOND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.

HOW DO THE FUNDS IMPLEMENT THEIR INVESTMENT OBJECTIVES?

The fund buys HIGH-QUALITY, nondollar-denominated foreign government and foreign corporate DEBT SECURITIES.

The subadvisor selects the fund's investments by using a combination of fundamental research and bond and currency valuation models.

o Economic/Political Fundamentals. The subadvisor evaluates each country's economic climate and political discipline for controlling deficits and inflation.

o Expected Return. Using economic forecasts, the subadvisor projects the expected return for each country.

o Relative Value. By contrasting expected risks and returns for investments in each country, the subadvisor selects those countries expected to produce the best return at reasonable risk.

Normally, the fund will only purchase bonds denominated in foreign currencies. The fund will not hedge back to the dollar.

The weighted average maturity of the fund is expected to be between two and 10 years.

Additional information about International Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

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A HIGH QUALITY DEBT SECURITY is one that has been determined to be among the top half of investment grade. This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their two highest rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.

**********END LEFT MARGIN CALLOUTS

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

As with all funds, at any given time the value of your shares of International Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

International Bond invests primarily in foreign securities, which involves greater risks than investing in U.S. securities. These risks are summarized below.

o Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of International Bond is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

o Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable. This could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund.

o Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

In summary, International Bond is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.








FUND PERFORMANCE HISTORY

When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show

o   Annual Total Returns

o   Highest and Lowest Quarterly Returns

o Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of each of the funds.

In addition, investors can examine the performance of the funds' Investor Class of shares. This Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


**********LEFT MARGIN CALLOUTS

*   For current  performance  information,  including yields,  please call us at
    1-800-345-2021    or    visit    American     Century's    Web    site    at
    www.americancentury.com

**********END LEFT MARGIN CALLOUTS






BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

>>  determining which securities help a fund meet its maturity requirements

>>  identifying securities that satisfy a fund's credit quality requirements

>> evaluating the current economic conditions and assessing the risk of inflation

>> evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                    1,000 days              250 days
Debt Security B        $300,000                       75%                    10,000 days             7500 days
WEIGHTED AVERAGE MATURITY                                                                            7750 DAYS

TYPES OF RISK

The basic types of risk that the fund faces are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS






When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity                   Current Price          Price after 1% increase          Change in price
----------------------- --------------------------- -------------------------------- ------------------------
1 year                                     $100.00                           $99.06                   -0.94%
3 years                                     100.00                            97.38                   -2.62%
10 years                                    100.00                            93.20                   -6.80%
30 years                                    100.00                            88.69                  -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------------- -----------------------------------------------------------------------
                INVESTMENT GRADE                                            NON-INVESTMENT GRADE
-------------------------------------------------- -----------------------------------------------------------------------
                      A-1                     A-2      A-3
                      P-1                     P-2      P-3
                    MIG-1                   MIG-2    MIG-3
                     SP-1                    SP-2     SP-3
          AAA          AA           A         BBB        BB             B         CCC          CC           C           D
-------------- ----------- --------------------------------- ------------- ----------- ----------- ----------- -----------
****International Bond****
-------------------------- --------------------------------- ------------- ----------- ----------- ----------- -----------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." For a complete description of the ratings system, see "Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

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*   Credit quality may be lower when the issuer has

o        a high debt level
o        a short operating history
o        a senior level of debt
o        a difficult, competitive environment

* The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS


The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.








MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustee does not manage the fund, it has hired an investment advisor to do so. More than half of the trustees are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of the fund. the rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (moneymarket, bond or equity) and the total amount of mutual fund assets the advisor manages. The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
---------------------------------------------------------------------- ---------
International Bond                                                        1.12%






THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Directors have hired and supervise J.P. Morgan Investment Management Inc., a subadvisor, to make investment decisions for the fund.

The portfolio managers of on the investment team are identified below:

DAVID SCHROEDER
David Schroeder, Vice President and Senior Portfolio Manager, supervises the American Century International Bond Funds team. He has been a member of the International Bond team since June 1997. Mr. Schroeder joined American Century in 1990 as a portfolio manager. He has a bachelor of arts from Pomona College.

DETLER SCHLICHTER
Detler Schlichter, Vice President, JPMIM, is a fixed income Senior Portfolio Manager. He joined J.P. Morgan & Co., Frankfurt, in 1990 and has worked at JPMIM London as a Portfolio Manager since April 1996. He has a bachelor's degree and an MBA from the University of Bochum.

DOMINIC PEGLER
Dominic Pegler, Vice President, JPMIM, is a fixed income Portfolio Manager. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. He has a bachelors degree and an MBA in economics from the London School of Economics.


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*    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


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*   FINANCIAL INTERMEDIARIES include banks, broker-dealers,  insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly, although it may elect to not pay a distribution in a given quarter. The fund may decide not to pay a distribution if, for example, net currency losses exceed net investment income. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

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The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Distributions discussed in this Prospectus means income and realized securities gain distributions. The fund does not expect to make return of capital distributions.

**********END LEFT MARGIN CALLOUTS






TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received and capital gains they have generated through their investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of distribution                              Tax rate for 15% bracket             Tax rate for 28% bracket or above
------------------------------------------ ---------------------------------------- -----------------------------------------
Short-term capital gains                            Ordinary income rate                      Ordinary income rate
Long-term capital gains                                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    BUYING A DIVIDEND
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS







MULTIPLE CLASS INFORMATION

American Century offers classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.








FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

The table also includes some key statistics for the period

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.







INTERNATIONAL BOND

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
                                                                               1998                  1997
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                                       ---------------------- -------------------- --- -- ---
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss)
     on Investment Transactions............
                                                                       ---------------------- -------------------- --- -- ---
   Total From Investment Operations........
                                                                       ---------------------- -------------------- --- -- ---
Less Distributions
   From Net Investment Income (dividends)..
   In Excess of Net Realized Gains.........
                                                                       ---------------------- -------------------- --- -- ---
                                                                       ---------------------- -------------------- --- -- ---
   Total Distributions.....................
                                                                       ---------------------- -------------------- --- -- ---
Net Asset Value, End of Year...............
                                                                       ---------------------- -------------------- --- -- ---
TOTAL RETURN(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets.................................
Ratio of Net Investment Income to Average
Net Assets.................................
Portfolio Turnover Rate....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






PERFORMANCE INFORMATION OF THE OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

The table also includes some key statistics for the period

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The Financial Highlights for the fiscal years ended December 31, 1998 have been audited by PricewaterhouseCoopers, LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.







INTERNATIONAL BOND

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
   In Excess of Net Realized Gains.........
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
   Total Distributions.....................
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
TOTAL RETURN(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets.................................
Ratio of Net Investment Income to Average
Net Assets.................................
Portfolio Turnover Rate....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.











FUND REFERENCE
                         Fund Code           Ticker          Newspaper Listing
------------------------------------------------------------------------------
International Bond       992                 BEGBX           IntlBnd







More information about the fund is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

o    In person             SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
o    On the internet       www.sec.gov.
o    By mail               SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents you request.)


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate; Not-For-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP-, SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-6441

STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

MARCH 29, 1999

AMERICAN CENTURY
INTERNATIONAL BOND FUNDS










INTERNATIONAL BOND FUND

This Statement of Additional Information adds to the discussion in the funds' Prospectus, dated ______, 1999, but is not a prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or phone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the fund's annual or semiannual report by calling 1-800-345-2021.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

Distributed by Funds Distributor, Inc.



TABLE OF CONTENTS
================================================================================

THE FUND'S HISTORY.................................................1

FUND INVESTMENT OUTLINE............................................1
   Diversification.................................................1
   Portfolio Composition...........................................1
   Currency Management.............................................2

DETAILED INFORMATION ABOUT THE FUND................................2
   Investment Strategies and Risks.................................2
   Investment Policies.............................................8
   Temporary Defensive Measures...................................10
   Portfolio Turnover.............................................10
   Transactions with Subadvisor Affiliates........................10

MANAGEMENT........................................................11
   The Board of Trustees..........................................11
   Officers.......................................................13

THE FUND'S BIGGEST SHAREHOLDERS...................................14

SERVICE PROVIDERS.................................................14
   Investment Advisor.............................................14
   Distributor....................................................17
   Transfer Agent and Administrator...............................17
   Other Service Providers........................................17

BROKERAGE ALLOCATION..............................................17

INFORMATION ABOUT FUND SHARES.....................................18

BUYING AND SELLING FUND SHARES....................................20

VALUATION OF PORTFOLIO SECURITIES.................................20

TAXES.............................................................20

HOW FUND PERFORMANCE INFORMATION IS CALCULATED....................23

FINANCIAL STATEMENTS..............................................23

EXPLANATION OF FIXED INCOME SECURITIES RATINGS....................24
   Bond Ratings...................................................24
   Commercial Paper Ratings.......................................25
   Note Ratings...................................................25









THE FUND'S HISTORY
American Century International Bond Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on August 28, 1991. The Trust was known as "Benham International Funds" until January 1997.

The fund is a separate series of the Trust. The Trust may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

------------------------------------------------------------------ -----------
                                                                   Inception
Fund-Class (Ticker Symbol)                                            Date
------------------------------------------------------------------ -----------
American Century International Bond Fund--Investor Class (BEGBX)     1/7/1992
American Century International Bond Fund--Advisor Class
------------------------------------------------------------------ -----------

FUND INVESTMENT OUTLINE
This section explains the extent to which American Century Investment Management, Inc. (the "advisor") can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 2. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.


DIVERSIFICATION
The fund is a nondiversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act) This means that the fund may take larger positions in individual issuer's securities; for example, the fund may invest more than 5% of its assets in the securities of a single issuer. This can increase the amount of risk in the portfolio, since it may become concentrated fewer issuers than diversified funds.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.


PORTFOLIO COMPOSITION
The fund intends to remain fully invested in foreign debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.

The fund's investments may include but shall not be limited to: (1) Debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) Debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) Foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the Trustees of the fund.

The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Prospectus, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Japan, Liechtenstein, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 15% of total assets.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see "Explanation of Fixed Income Securities Ratings" beginning on page 24.


CURRENCY MANAGEMENT
The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the subadvisor limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the U.S. dollar.

When the subadvisor considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.

In managing the fund's currency exposure, the subadvisor will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts ("forward contracts") are individually negotiated and privately traded between currency traders (usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund may also use futures and options for currency management purposes. For more information on futures and options, please see "Interest Rate Futures Contracts and Options Thereon" on page 10.


DETAILED INFORMATION ABOUT THE FUND

INVESTMENT STRATEGIES AND RISKS
This section describes each of the investment vehicles and strategies that the advisor can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.


U.S. Government Securities
U.S. government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.


Repurchase Agreements
In a repurchase agreement (a "repo"), the fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delay or losses could result if the other party to the agreement defaults or becomes bankrupt.

American Century Investment Management, Inc. (the "manager") attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines which govern repurchase agreements. These guidelines strictly govern
(1) the type of securities which may be acquired and held under repurchase agreements; (2) collateral requirements for sellers under repurchase agreements;
(3) the amount of the fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (4) the manner in which the fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Trustees reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom the fund may enter into repurchase agreements. The fund may enter into a repurchase agreement only with an entity that appears on a list of those which have been approved by the Board as sufficiently creditworthy.

The fund has received  permission  from the Securities  and Exchange  Commission
(SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the manager or its affiliates. Joint repos are expected to increase the income the fund can earn from repo transactions without increasing the risks associated with these transactions.

Under the Investment Company Act of 1940 (the "Investment Company Act"), repurchase agreements are considered loans.


Securities Lending
The fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss.

To minimize the risk of default on securities loans, the manager adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (1) the type and amount of collateral that must be received by the fund; (2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the fund on the loaned securities; (4) the limitations on the percentage of fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.


Foreign Currency Exchange Transactions
The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments. J.P. Morgan Investment Management Inc. (JPMIM), the fund's subadvisor, does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may exchange currencies on a "spot" basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread) between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, may seek to roll forward its contractual obligation by entering into an "offsetting" transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund may also be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging" and may be employed if, for example, JPMIM believes that one foreign currency (in which a portion of the fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain which might result from the change in the value of such currency.

Because investments in, and redemptions from, the fund will be in U.S. dollars, JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange dollars for its underlying foreign currencies for dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to "lock in" the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a "synthetic" investment position or a "position hedge."

The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the dollar value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that JPMIM will be successful in doing so.


When-Issued and Forward Commitment Agreements
The fund may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the advisor need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.


Short-Term Securities
Under certain circumstances, the fund may invest in short-term U.S. government securities, including money market instruments (short-term securities).

Except as otherwise required for temporary defensive purposes, the advisor does not expect the fund to invest more than 35% of total assets in short-term securities.

Pursuant to an  exemptive  order from the  Securities  and  Exchange  Commission
(SEC), the fund may invest in shares of money market funds, including American Century's money market funds, to facilitate cash management provided that the investment is consistent with the fund's investment policies and restrictions. The fund may invest up to 5% of its total assets in shares of money market funds.


Futures and Options
The fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The fund does not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the fund's investment restrictions.

+ Purchasing Put and Call Options
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

+ Writing Put and Call Options
If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer would likely also profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

+ Combined Positions
The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

+ Over-the-Counter Options
Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

+ Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

+ Options On Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

+ Correlation Of Price Changes
Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

+ Futures and Options Contracts Relating to Foreign Currencies
The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in connection with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

+ Liquidity of Futures Contracts and Options
There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions could also be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, and margin requirements, and lesser trading volume.

* Restrictions on the Use of Futures Contracts and Options
The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

The fund intends to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the fund's investments in such instruments.

Financial futures or options purchased or sold by the fund will be standardized and traded through the facilities of a U.S. or foreign securities association or listed on a U.S. or foreign securities or commodities exchange, board of trade, or similar entity, or quoted on an automatic quotation system, except that the fund may effect transactions in over-the-counter options with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. In addition, the fund has undertaken to limit aggregate premiums paid on all options purchased by the fund to no more than 20% of the fund's total assets.


INVESTMENT POLICIES
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the fund's investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.


Fundamental Investment Policies
The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

----------------- --------------------------------------------------------------
Subject           Policies
----------------- --------------------------------------------------------------
Senior            The fund may not issue senior securities,  except as permitted
Securities        under the Investment Company Act.

Borrowing         The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending The fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate       The fund may not purchase or sell real estate unless  acquired as a result of ownership of securities  or other  instruments.
                  This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration     The fund may not  concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting      The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities       The fund may not purchase or sell physical  commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control The fund may not invest for purposes of exercising control over management.
----------------- --------------------------------------------------------------

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


Nonfundamental Investment Policies
In addition, the fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.

----------------- --------------------------------------------------------------
Subject           Policies
----------------- --------------------------------------------------------------
Diversification   The fund, to meet federal tax requirements  for  qualification as a "regulated investment company," limits its investment so that at the close of each quarter of its taxable year: (i) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (ii) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (i) and (ii) do not apply to "Government securities" as defined for federal tax purposes. The fund does not, with respect to 75% of its total assets, currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the fund would own more than 10% of the outstanding voting securities of such issuer.


Liquidity         The  fund  may not  purchase  any  security  or  enter  into a repurchase agreement if, as a result, more than 15% of its net
                  assets  would  be  invested  in  repurchase   agreements   not
                  entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales       The fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
----------------- --------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

>>  interest-bearing bank accounts or Certificates of Deposit

>> U.S. government securities and repurchase agreements collateralized by U.S. government securities

>>  money market funds


PORTFOLIO TURNOVER
Under normal conditions, the fund's annual portfolio turnover rates may exceed 150%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the advisor carefully weighs the potential benefits of short-term investing against these considerations.

The fund's portfolio turnover rates are listed in the Financial Highlights table in the Prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.


TRANSACTIONS WITH SUBADVISOR AFFILIATES
As described in further detail under the section titled "MANAGEMENT," J.P. Morgan Investment Management, Inc. (JPMIM) is subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

JPMIM, Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), J.P. Morgan Securities Inc., and J.P. Morgan Securities Limited are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, hereafter referred to collectively as "Morgan affiliates."

J. P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S. government agency securities and money market instruments.

J.P. Morgan Securities Limited underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds. J.P. Morgan & Co. Incorporated issues commercial paper and long-term debt securities. Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

To the extent that the fund invests a portion of its assets in such obligations, it will not invest in securities issued or created by Morgan affiliates.

Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefitting other commercial interests of Morgan affiliates at the fund's expense.


MANAGEMENT

THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired the advisor to do so. More than half of the trustees are "independent" of the fund' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.; the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

--------------------------- ---------- --------------------------------------------------------------------------
                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past 5 Years
--------------------------- ---------- --------------------------------------------------------------------------
Albert A. Eisenstat (68)    trustee    General Partner, Discovery Venturers (venture capital firm, 1996 to
1665 Charleston Road                   present)
Mountain View, CA  94043               Independent Director, Commercial Metals Co. (1982 to present)
                                       Independent Director, Sungard Data Systems (1991 to present)
                                       Independent Director, Business Objects S/A (software & programming, 1994 to present)
Ronald J. Gilson (52)       trustee    Charles J. Meyers Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (since 1979)
Mountain View, CA  94043               Marc and Eva Stern Professor of Law and Business, Columbia University
                                       School of Law (since 1992);
                                       Counsel, Marron, Reid & Sheehy (a San Francisco law firm, since 1984)
William M. Lyons* (42)      trustee    President, Chief Operating Officer and Assistant Secretary, ACC
4500 Main Street                       Executive Vice President, Chief Operating Officer and Secretary, ACSC
Kansas City, MO 64111                  and ACIS
Myron S. Scholes (57)       trustee    Principal, Long-Term Capital Management (investment advisor, since 1993)
1665 Charleston Road                   Frank E. Buck Professor of Finance, Stanford Graduate School of Business
Mountain View, CA  94043               (since 1983)
                                       Director, Dimensional Fund Advisors (investment advisor, since 1982)
                                       Director, Smith Breeden Family of Funds (since 1992)
                                       Managing Director, Salomon Brothers Inc. (securities brokerage, 1991 to
                                       1993)
Kenneth E. Scott (69)       trustee    Ralph M. Parsons Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (since 1972)
Mountain View, CA  94043               Director, RCM Capital Funds, Inc. (since 1994)
Isaac Stein (51)            trustee    Director, Raychem Corporation (electrical equipment, since 1993)
1665 Charleston Road                   President, Waverley Associates, Inc. (private investment firm, since
Mountain View, CA  94043               1983)
                                       Director, ALZA Corporation (pharmaceuticals, since 1987).
                                       Trustee, Stanford University (since 1994)
                                       Chairman, Stanford Health Services (since 1994)
James E. Stowers III* (39)  trustee,   Chief Executive Officer and Director, ACC
4500 Main Street            Chairman   President, Chief Executive Officer and Director, ACSC and ACIS
Kansas City, MO 64111       of the
                            Board
Jeanne D. Wohlers (53)      trustee    Director and Partner,  Windy Hill Productions,  LP (edutainment software,
1665 Charleston Road                   1994-present)
Mountain View, CA                      Director, Quintus Corporation, (automation solutions, 1995-present)
94043                                  Vice President and Chief Financial Officer, Sybase, Inc. (software company, 1988 to 1992)
--------------------------- ---------- --------------------------------------------------------------------------

Committees
The Board has three committees to oversee specific functions of the Trust's operations. Only independent trustees serve on these committees. Information about these committees appears in the table below:

------------------ ------------------- --------------------------------------------------------------------------
Committee          Members             Function of Committee
------------------ ------------------- --------------------------------------------------------------------------
Audit              Albert A.           The Audit Committee selects and oversees the activities of the Trust's
                   Eisenstat           independent auditor. The Committee receives reports from the advisor's
                   Kenneth E. Scott    Internal Audit Department, which is accountable solely to the Committee.
                   Jeanne D. Wohlers   The Committee also receives reporting about compliance matters affecting the Trust.
Nominating         Albert A.           The Nominating Committee primarily considers and recommends individuals
                   Eisenstat           for nomination as trustees. The names of potential trustee candidates
                   Ronald J. Gilson    are drawn from a number of sources, including recommendations from
                   Myron S. Scholes    members of the Board, management and shareholders. This committee also
                   Kenneth E. Scott    reviews and makes recommendations to the Board with respect to the
                   Isaac Stein         composition of Board committees and other Board-related matters,
                   Jeanne D. Wohlers   including its organization, size, composition, responsibilities, functions and compensation.
Portfolio          Ronald J. Gilson    The Portfolio Committee reviews quarterly the investment activities and
                   Myron S. Scholes    strategies used to manage fund assets. The Committee regularly receives
                   Isaac Stein         reports from portfolio managers, credit analysts and other investment personnel concerning the fund's investments.
Quality of         Ronald J. Gilson    The Quality of Service Committee reviews the level and quality of
Service            Myron S. Scholes    transfer agent and administrative services provided to the fund and its
                   Isaac Stein         shareholders. It receives and reviews reports comparing those services to fund competitors and seeks to improve such services where feasible and appropriate.
------------------ ------------------- --------------------------------------------------------------------------

Compensation of Trustees
The trustees also serve as trustees for six (6) American Century investment companies other than American Century California Tax-Free and Municipal Funds. Each trustee who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that is based on the number of meetings held and the assets of the fund for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented shows the aggregate compensation paid for the periods indicated by the Trust and by the American Century family of funds as a whole to each trustee who is not an "interested person" as defined in the Investment Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 1998
--------------------- ---------------------- ------------------- ------------------ ---------------------
                                                                                     Total Compensation
                                                 Pension or      Estimated Annual         from the
                       Total Compensation        Retirement        Benefits Upon      American Century
Name of Trustee               from            Benefits Accrued      Retirement        Family of Funds
                            the Funds         as Part of Fund
                                                  Expenses
--------------------- ---------------------- ------------------- ------------------ ---------------------
Albert A. Eisenstat             $                   N/A                 N/A                  $
Ronald J. Gilson                $                   N/A                 N/A                  $
Myron S. Scholes                $                   N/A                 N/A                  $
Kenneth E. Scott                $                   N/A                 N/A                  $
Isaac Stein                     $                   N/A                 N/A                  $
Jeanne D. Wohlers               $                   N/A                 N/A                  $
--------------------- ---------------------- ------------------- ------------------ ---------------------

The Trust has adopted the American Century Deferred Compensation Plan for Non-Interested Directors and trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees.

Under the plan, all deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the Trust has no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended August 31, 1998.


OFFICERS
Background for the officers of the Trust is provided below. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the table below are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, ACSC, FDI, ACC or ACC's subsidiaries, as specified in the table.

--------------------------- ---------- ---------------------------------------------------------------------------
                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past 5 Years
--------------------------- ---------- ---------------------------------------------------------------------------
George A. Rio (43)          President  Executive Vice President and Director of Client Services, FDI (March 1998
4500 Main Street                       to present).
Kansas City, Missouri                  Senior Vice President and Senior Key Account Manager, Putnam Mutual Funds
64111                                  (June 1995 to March 1998)
                                       Director Business Development, First Data Corporation (May 1994 to June 1995)
                                       Senior Vice President and Manager of Client Services and Director of Internal
                                       Audit, The Boston Company, Inc. (September 1983 to May 1994)

Mary A. Nelson (33)         Vice       Vice President and Manager of Treasury Services and Administration,  FDI,
4500 Main Street            President  (1994 to present) Kansas City,
Missouri                               Assistant Vice President and Client Manager, The Boston Company, Inc.
64111                                  (1989 to 1994)

Maryanne Roepke, CPA (42)   Vice       Vice President, Treasurer and Principal Accounting Officer, ACSC
4500 Main Street            President
Kansas City, Missouri       and
64111                       Treasurer

Patrick A. Looby (39)       Vice       Vice President and Assistant General Counsel, ACSC
4500 Main Street            President
Kansas City, MO 64111

Christopher J. Kelley (33)  Vice       Vice President and Associate General Counsel, FDI (since July 1996)
4500 Main Street            President  Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
Kansas City, MO 64111                  Compliance Officer, Putnam Investments (1992 to April 1994)

Douglas A. Paul (51)        Secretary  Vice President and Associate General Counsel, ACSC
1665 Charleston Road        and Vice
Mountain View, CA  94043    President

C. Jean Wade (34)           Controller Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------- ---------- ---------------------------------------------------------------------------

THE FUND'S BIGGEST SHAREHOLDERS
As of Decmber 31, 1998, the following companies were the record owners of more than 5% of a fund's outstanding shares:

--------------- ------------------------------ ---------------- -----------
                                                                % of
                                                                Shares
Fund            Shareholder                      # of Shares    Out-standing
                                                    Held
--------------- ------------------------------ ---------------- -----------
                Charles Schwab & Co.                      ????        ???%
                101 Montgomery Street
                San Francisco, CA 94101
--------------- ------------------------------ ---------------- -----------

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of the fund's outstanding shares. As of December 31, 1998, the officers and trustees of the fund, as a group, own less than 1% of the fund's outstanding shares.


SERVICE PROVIDERS
The fund has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.

The advisor and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


INVESTMENT ADVISOR
The fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of the fund on July 30, 1997.

A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the "Investment Category Fee"). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the Investment Category Fees are determined are as follows:

                                       -------------------- -------------------
INVESTMENT CATEGORY FEE SCHEDULE FOR   Category Assets             Fee Rate
                                       -------------------- -------------------
>>       International Bond            First $1 billion            0.6100%
                                       Next $1 billion             0.5580%
                                       Next $3 billion             0.5280%
                                       Next $5 billion             0.5080%
                                       Next $15 billion            0.4950%
                                       Next $25 billion            0.4930%
                                       Thereafter                  0.4925%
                                       -------------------- -------------------



The Complex Fee is determined according to the schedule on the right.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The subadvisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the subadvisor believes that such aggregation provides the best execution for the fund. The fund's Board of Trustees has approved the policy of the advisor and subadvisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The subadvisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The subadvisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation was merged into the advisor in late 1997.

Investment management fees paid by the fund for the fiscal periods ended August 31, 1998, 1997 and 1996, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

MANAGEMENT FEES

---------------------------------- --------------------- --------------------- ----------------------
Fund                                       1998                  1997                  1996
---------------------------------- --------------------- --------------------- ----------------------
California High-Yield Municipal
---------------------------------- --------------------- --------------------- ----------------------


The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the fund under a subadvisory agreement between the manager and JPMIM dated August 1, 1997, that was approved by shareholders on July 30, 1997. This superseded subadvisory agreements dated June 1, 1995, December 31, 1991, and June 1, 1994. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the manager, the Board of Trustees, or a majority of the fund's outstanding shares or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays JPMIM a monthly fee at an annual rate of .20% of the fund's average daily net assets up to $200 million; and .15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the manager paid JPMIM a monthly fee at an annual rate of
 .25% of average daily net assets up to $200 million, and .05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.

For the fiscal years ended December 31, 1998, 1997 and 1996, the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM Subadvisory Fees

1998     $???????

1997     $315,813

1996     $470,287


Other Advisory Relationships
In addition to managing the funds, the advisor also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies:

>>       American Century Mutual Funds, Inc.
>>       American Century World Mutual Funds, Inc.
>>       American Century Premium Reserves, Inc.
>>       American Century Variable Portfolios, Inc.
>>       American Century Capital Portfolios, Inc.
>>       American Century Strategic Asset Allocations, Inc.
>>       American Century Municipal Trust
>>       American Century Government Income Trust
>>       American Century Investment Trust
>>       American Century Target Maturities Trust
>>       American Century Quantitative Equity Funds
>>       American Century California Tax-Free and Municipal Funds.


DISTRIBUTOR
The fund's shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best efforts underwriting of the fund's shares. This means that the distributor has no liability for unsold shares.


TRANSFER AGENT AND ADMINISTRATOR
American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by the fund for the fiscal years ended August 31, 1997 and 1996, are indicated in the table below. Fee amounts are net of expense limitations.

  ADMINISTRATIVE FEES
------------------------------------------- ----------------- ------------------
Fund                                          Fiscal 1997        Fiscal 1996
------------------------------------------- ----------------- ------------------
International Bond
------------------------------------------- ----------------- ------------------
  TRANSFER AGENT FEES
------------------------------------------- ----------------- ------------------
Fund                                          Fiscal 1997        Fiscal 1996
------------------------------------------- ----------------- ------------------
International Bond
------------------------------------------- ----------------- ------------------

OTHER SERVICE PROVIDERS

Custodian Banks
Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


Independent Auditors
PricewaterhouseCoopers LLP is the independent auditor of the funds. The address of PricewaterhouseCoopers LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140. As the independent auditor of the funds, PricewaterhouseCoopers provides services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund.


BROKERAGE ALLOCATION
Under the management agreement between the funds and the advisor and under the Subadvisory Agreement between the advisor and the subadvisor, the subadvisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The subadvisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The subadvisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the subadvisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor, and the expenses of the subadvisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each fund or class. Your rights as a shareholder are the same for all funds or class of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.


MULTIPLE CLASS STRUCTURE
The fund's Board of Trustees has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all American Century funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page ___). Both plans have been adopted by the Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1
Rule 12-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the "Plan").

In adopting the Plan, the Board of Trustees (including a majority of trustees who are not "interested persons" of the funds [as defined in the Investment Company Act], hereafter referred to as the "independent trustees") determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
As described in the Prospectus, the fund's Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (defined below) and 0.25% of which is paid for distribution services.

Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccoutning with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES
Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF PORTFOLIO SECURITIES
The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The subadvisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates are also determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


TAXES

Federal Income Tax
The fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a fund will be exempt from federal and California income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

The fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the fund must distribute annually at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and at least 98% of its capital gain net income and foreign currency income for the 12-month period ending on October 31st of the calendar year. Any dividend declared by the fund in October, November, or December of any year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31st of such year and to have been paid by the fund not later than December 31st of such year, provided that such dividend is actually paid by the fund during January of the following year.

The fund's  transactions in foreign currencies,  forward contracts,  options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark to market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

Earnings derived by the fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the fund intends to undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by the fund, if more than 50% in value of the fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund may elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.

Certain of the bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as short-term capital gain.


Taxation of Non-U.S. Shareholders
U.S. taxation of a shareholder who is a non-resident alien or a non-U.S. corporation, partnership, trust, or estate depends on whether the payments received from a fund are "effectively connected" with a U.S. trade or business carried on by such a shareholder. Ordinarily, income from the fund will not be treated as "effectively connected."

If the payments received from the fund are effectively connected with a U.S. trade or business of the shareholder, then all distributions of net investment income and net capital gains of the fund and gains realized upon the redemption, exchange, or other taxable disposition of shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents, or domestic entities, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders also may be subject to a branch profits tax with respect to payments from the fund.

If the shareholder is not engaged in a U.S. trade or business, or the payments received from the fund are not effectively connected with the conduct of such a trade or business, the shareholder will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on distributions of net investment income and net realized short-term capital received. Non-U.S. shareholders not engaged in a U.S. trade or business, or having no effectively connected income, may also be subject to U.S. tax at the rate of 30% (or a lower treaty rate) on additional distributions resulting from the fund's election to treat any non-U.S. taxes it pays as though the taxes were paid by its shareholders.

Distributions of net realized long-term capital gains to non-U.S. shareholders and any capital gains realized by them upon the redemption or other taxable disposition of shares generally will not be subject to U.S. tax. In the case of individuals and other non-exempt, non-U.S. shareholders who fail to furnish the fund with required certifications regarding their foreign status on IRS Form W-8 or an appropriate substitute, the fund may be required to impose backup withholding of U.S. tax at the rate of 31% on distributions of net realized capital gains and proceeds of redemptions and exchanges.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local or foreign tax authorities to determine whether the funds are suitable investments.






HOW FUND PERFORMANCE INFORMATION IS CALCULATED

Yields
(30-day period ended August 31, 1998)
-------------------------------------
Fund                     30-Day Yield
-------------------------------------
International Bond              X.XX%
-------------------------------------

The  fund  may  quote  performance  in  various  ways.  Historical   performance
information will be used in advertising and sales literature.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

                        YIELD = (2 [(a - b + 1)6 - 1])/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.


MULTIPLE CLASS PERFORMANCE ADVERTISING
Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.


FINANCIAL STATEMENTS
The financial statements of the fund, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended December 31, 1998, and the Statements of Changes in Net Assets for the fiscal years ended December 31, 1997 and 1998, are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1998. The report on the financial highlights for the fiscal years 1993, 1994, 1995 and 1996 are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1996, Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED INCOME SECURITIES RATINGS
As described in the Prospectus, the fund invests in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.


BOND RATINGS
---------- -------- ------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- ------------------------------------------------------------
   AAA       Aaa    These  are  the  highest  ratings  assigned  by S&P and
                    Moody's to a debt  obligation  and  indicates  an  extremely strong capacity to pay interest and repay principal.
   AA        Aa     Debt rated in this  category is considered to have a very
                    strong  capacity to pay  interest  and repay  principal  and differs from AAA/Aaa issues only in a small degree.
    A        A      Debt rated A has a strong  capacity  to pay  interest  and repay principal  although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
   BBB       Baa    Debt rated  BBB/Baa is  regarded  as having an  adequate
                    capacity to pay  interest  and repay  principal.  Whereas it normally exhibits adequate  protection  parameters,  adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories.
   BB        Ba     Debt  rated  BB/Ba has less  near-term  vulnerability  to
                    default than other  speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB  rating  category  also is used  for  debt subordinated  to senior  debt that is  assigned an actual or implied BBB- rating.
    B        B      Debt rated B has a greater  vulnerability  to default  but currently  has the  capacity to meet  interest  payments and
                    principal   repayments.   Adverse  business,   financial  or
                    economic   conditions   will  likely   impair   capacity  or
                    willingness  to pay  interest  and  repay  principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied  BB/Ba or BB-/Ba3 rating.
   CCC       Caa    Debt  rated   CCC/Caa  has  a  currently   identifiable
                    vulnerability  to default and is  dependent  upon  favorable business,  financial and economic  conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the  capacity to pay  interest  and repay principal. The CCC/Caa rating category is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B-/B3 rating.
   CC         Ca    The   rating   CC/Ca   typically   is  applied  to  debt
                    subordinated  to senior  debt that is  assigned an actual or implied CCC/Caa rating.
    C         C     The rating C typically is applied to debt  subordinated to
                    senior  debt,   which  is  assigned  an  actual  or  implied
                    CCC-/Caa3  debt rating.  The C rating may be used to cover a situation  where a bankruptcy  petition has been filed,  but debt service payments are continued.
   CI         -     The rating CI is reserved for income bonds on which no
                    interest is being paid.
    D         D     Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not
                    made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace  period. The D rating also will be
                    used upon the filing of a bankruptcy petition if debt
                    service payments are jeopardized.
---------- -------- ------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.


COMMERCIAL PAPER RATINGS
---------- -------- ------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- ------------------------------------------------------------
   A-1      Prime-1 This  indicates that the degree of safety  regarding  timely payment  is  strong.  Standard & Poor's  (P-1)  rates  those
                    issues   determined  to  possess   extremely  strong  safety
                    characteristics as A-1+.

   A-2      Prime-2 Capacity  for  timely   payment  on   commercial   paper  is
                    satisfactory, but the relative degree of safety (P-2) is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

   A-3      Prime-3 Satisfactory  capacity  for timely  repayment.  Issues  that carry this rating are somewhat more (P-3) vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

---------- -------- ------------------------------------------------------------

NOTE RATINGS
---------- -------- ------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- ------------------------------------------------------------
  SP-1     MIG-1;   Notes are of the highest quality enjoying strong protection
           VMIG-1   from established cash flows of funds for their  servicing or from established and broad-based access to the market for refinancing, or both.

  SP-2     MIG-2;   Notes are of high quality, with margins of protection ample,
           VMIG-2   although not so large as in the preceding group.

  SP-3 MIG-3; Notes are of favorable quality, with all security elements VMIG-3 accounted for, but lacking the undeniable strength of the
                    preceding   grades.   Market  access  for  refinancing,   in
                    particular, is likely to be less well established.

  SP-4     MIG-4;   Notes are of adequate  quality,  carrying  specific risk but
           VMIG-4   having   protection  and  not  distinctly  or  predominantly
                    speculative.
---------- -------- ------------------------------------------------------------








More information about the fund is contained in the fund's annual and semiannual reports. These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that it is legally part of this SAI.

>> You can get the annual and semiannual reports for free and ask any questions about the fund by contacting us at one of the addresses or phone numbers listed below.
     ------------------------------------ --------------------------------------
     American Century Investments         Institutional, Corporate, Keogh,
     P.O. Box 419200                      SEP/SARSEP, SIMPLE and 403(b) Services
     Kansas City, Missouri  64141-6200    1-800-345-3533

     www.americancentury.com              Telecommunications Device for Deaf
                                          1-800-634-4113 or 816-444-3485
     Investor Services
     1-800-345-2021 or 816-531-5575       Fax
                                          816-340-7962
     Automated Information Line
     1-800-345-8765
     ------------------------------------ --------------------------------------

>>   If you own or are considering purchasing fund shares through

     o an employer-sponsored retirement plan

     o a bank

     o a broker-dealer

     o an insurance company

     o another financial intermediary

     you can get the annual and semiannual reports directly from them.

>>   You can also get information about the fund from the SEC.

     o In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

     o On the internet. Go to www.sec.gov.

     o By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.



Investment Company Act File No. 811-6441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS


1933 Act Post-Effective Amendment No. 12
1940 Act Amendment No. 13
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 23 EXHIBITS.

        (a) (1)Amended and Restated Declaration of Trust, dated May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession #0000880268-96-000010).

            (2) Amendment to the Declaration of Trust dated October 21, 1996 is incorporated herein be reference to Exhibit 1 of Post-Effective Amendment No. 9 filed April 30, 1997 (Accession # 880268-97-000006).

        (b) Amended and Restated Bylaws dated March 9, 1998 are incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust, filed on March 26, 1998 (Accession # 0000746458-98-000007).

        (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article VIII, Article X, Article XI and
            Article  XII of  Registrant's  Declaration  of Trust,  appearing  as
            Exhibit (1) to Post-Effective Amendment No. 7 and Exhibit (1) to Post-Effective Amendment No. 9 to the Registration Statements on Form N-1A of the Registrant; and Article II, Article VII and Article VIII of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Municipal Trust.

        (d) (1) Investor Class Investment Management Agreement between American Century International Bond Funds and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as
            Exhibit 5 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

            (2) Advisor Class Investment Management Agreement between American Century International Bond Funds, American Century Government Income Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as
            Exhibit 5 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust on August 28, 1997, File No. 2-94608).

        (e) (1) Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

            (2) Amendment No. 1 to the Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as Exhibit 6b to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

            (3) Amendment No. 2 to Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated December 1, 1998 (filed electronically as Exhibit (e)(3) to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., on November 13, 1998, File No. 33-39242).

            (4) Amendment No. 3 to Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated January 29, 1999 (filed electronically as Exhibit (e)(4) to Post-Effective Amendment No. 28 to the Registration Statement of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).


        (f) Not Applicable.

        (g) (1) Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (2) Amendment No. 1 dated December 1, 1994 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (3) Amendment No. 2 dated March 4, 1996 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

        (h) (1) Transfer Agency Agreement between American Century International Bond Funds and American Century Services Corporation dated as of August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement of the American Century Government Income Trust filed on July 31, 1997 (Accession # 773674-97-000014).

            (2) Amendment to Transfer Agency Agreement between American Century International Bond Funds and American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

        (i) Opinion and consent of counsel, to be filed by amendment.

        (j) (1) Consent of PricewaterhouseCoopers, LLP, independent auditors, to be filed by amendment.

            (2) Consent of KPMG Peat Marwick, LLP, independent auditors, to be filed by amendment.

            (3) Power of Attorney dated December 18, 1998 (filed electronically as Exhibit (j)(3) to Post-Effective Amendment No. 30 to the Registration Statement of American Century Target Maturities Trust filed on January 8, 1999, File No. 2-94608).

        (k) Not applicable.

        (l) Not applicable.

        (m) (1)Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 (filed electronically as Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust filed on August 28, 1997, File No. 2-94608).

            (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century International Bond Funds (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit 15b to Post-Effective Amendment No. 23 of American Century Quantitative Equity Funds filed on June 29, 1998, File No. 33-19589).

        (n) Financial Data Schedule of American Century International Bond Funds is included herein.

        (o) (1) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as Exhibit 18 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust on August 28, 1997, File No. 2-94608).

            (2) Amendment to Multiple Class Plan of American Century International Bond Funds dated June 29, 1998 (filed electronically as Exhibit (o)(2) to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).


Item 24. Persons Controlled by or Under Common Control with Registrant.

    Not Applicable.


Item 25. Indemnification.

    As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

    Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on May 17, 1995 (filed electronically as Exhibit 2(b) of Post-Effective Amendment No. 6 to the Registration Statement on February 29, 1996, File No. 33-43321).


Item 26. Business and other Connections of Investment Advisor.

    American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 27. Principal Underwriters.

    (a)  Funds  Distributor,   Inc.  (the   "Distributor")   acts  as  principal
    underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          BJB Investment Funds
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick - Cendant Investment Trust
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

    The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

    (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant
Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk
Michael S. Petrucelli                Senior Vice President               None

Joseph F. Tower, III                 Director, Senior Vice President,    None
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               None

Allen B. Closser                     Senior Vice President               None

Bernard A. Whalen                    Senior Vice President               None

William J. Nutt                      Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

    (c) Not applicable.


Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services.

    Not Applicable.


Item 30. Undertakings.

    Registrant  undertakes  to  furnish  each  person  to whom a  Prospectus  is
    delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
    shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12/Amendment No. 13 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of January, 1999.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS


                          By: /*/ George A. Rio
                              George A. Rio
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12/Amendment No. 13 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                         Date
*                                    President and                       January 26, 1999
---------------------------------    Chief Executive Officer
William M. Lyons

*                                    Trustee                             January 26, 1999
---------------------------------
Albert A. Eisenstat

*                                    Trustee                             January 26, 1999
---------------------------------
Ronald J. Gilson

*                                    Trustee                             January 26, 1999
---------------------------------
Myron S. Scholes

*                                    Trustee                             January 26, 1999
---------------------------------
Kenneth E. Scott

*                                    Trustee                             January 26, 1999
---------------------------------
Isaac Stein

*                                    Trustee, Chairman of the Board      January 26, 1999
---------------------------------
James E. Stowers III

*                                    Trustee                             January 26, 1999
---------------------------------
Jeanne D. Wohlers

*                                    Treasurer                           January 26, 1999
---------------------------------
Maryanne Roepke

/s/ Charles C.S. Park
*by Charles C.S. Park, Attorney in Fact (pursuant to a Power of Attorney dated January 15, 1998).